Basis of preparation and presentation of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Basis of preparation and presentation of Consolidated Financial Statements
Schedule of entities, which are all controlled by the Company
	Interest
Company	December 31, 2024	December 31, 2023
Somos Sistemas de Ensino S.A. (“Somos Sistemas”)	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”) (i)	-	100%
Colégio Anglo São Paulo Ltda. (“Anglo São Paulo”)	100%	100%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”) (i)	-	100%
MVP Consultoria e Sistemas Ltda. (“MVP”)	100%	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	100%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	100%
Escola Start Ltda. (“Start”)	51%	51%

(i)	On October 01, 2024, the entity A & R Comercio e Serviços de Informática Ltda. was merged into Somos Sistemas de Ensino S.A., and the entity Phidelis Tecnologia Desenvolvimento de Sistemas Ltda was merged into MVP Consultoria e Sistemas Ltda.